Shareholders' Equity - Changes in Certain Components of Shareholders' Equity (Parenthetical) (Detail) (Retained Earnings [Member], USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Retained Earnings [Member]
Components Of Stockholders Equity [Line Items]
Common stock dividend per share	$ 2.18	$ 1.98	$ 1.80